Other Accounts Receivable	12 Months Ended
Dec. 31, 2020
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Other Accounts Receivable
11)	OTHER ACCOUNTS RECEIVABLE
As of December 31, 2020 and 2019, consolidated other accounts receivable consisted of:

		2020	2019
Advances of income taxes and other refundable taxes	$	304	147
Non-trade accounts receivable 1		117	113
Interest and notes receivable		39	50
Current portion of valuation of derivative financial instruments		7	1
Loans to employees and others		10	14

	$	477	325

1	Non-trade accounts receivable are mainly attributable to the sale of assets.